PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 584,000	$ 957,000	$ 2,026,000	$ 2,808,000